CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
	Jan. 15, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and other assets, due from related parties		$ 1,278	$ 394
Accounts payable and accrued expenses, due to related parties		$ 299
Preferred stock, dividend rate, percentage		7.375%	7.375%
Preferred stock, par value (in usd per share)		$ 0.01
Preferred stock, shares authorized (in shares)		2,210,000	1,610,000
Preferred stock, shares issued (in shares)		1,610,000	1,610,000
Preferred stock, shares outstanding (in shares)		1,610,000	1,610,000
Common stock, par value (in usd per share)		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)		300,000,000	300,000,000
Common stock, shares issued (in shares)		95,040,783	92,356,664
Common stock, shares outstanding (in shares)		95,040,783	92,356,664
Subsequent Event
Distributions declared in common stock (in shares)	1,265,037